CERTIFICATION
                                  -------------


          Pursuant to Rule 497(j), Neuberger & Berman Income Funds (1933 Act File No. 2-85229; 1940 Act File No. 811-3802)
("Registrant") hereby certifies (a) that the form of Prospectus used with respect to Neuberger & Berman Government Money Fund, Neuberger & Berman Cash Reserves, Neuberger & Berman Ultra Short Bond Fund, Neuberger & Berman Limited Maturity Bond Fund, Neuberger & Berman Municipal Money Fund, Neuberger & Berman Municipal Securities Trust and Neuberger & Berman New York
Insured Intermediate Fund, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 23 ("Amendment No. 23") to its Registration Statement and (b) that Amendment No. 23 was filed electronically.


                                                    /s/ Claudia A. Brandon
Dated:  February 7, 1997                         By:----------------------
                                                        Claudia A. Brandon